Exhibit 99.1

KPMG LLP
Suite 700
20 Pacifica
Irvine, CA 92618-3391

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Exeter Finance LLC (the “Company”)
Wells Fargo Securities, LLC
Barclays Capital Inc.
(together, the “Specified Parties”)
Re:            Exeter Automobile Receivables Trust 2021-3 – Data File Procedures
We have performed the procedures described below on the specified attributes in the “Stat WO ORL” tab of an electronic data file entitled “Initial Pools KPMG.xlsx,” provided by the Company on July 12, 2021, containing information on 66,519 automobile loan contracts secured by new and used automobiles, light duty trucks, minivans and sport utility vehicles (the “Loans”) as of July 5, 2021 (the “Data File”), which we were informed are intended to be included as collateral in the offering by Exeter Automobile Receivables Trust 2021-3. The Company is responsible for the specified attributes identified by the Company in the Data File.
The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.
The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes.  We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.
Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:
•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term “Source Documents” means the following information sources provided by the Company:
–	Sales Contract
–	Shaw Loan Operating System
–	Global Search Imaging System (“Global Search System”)
–	Customer Acquisition and Life Cycle Management System (“CALMS”)
The Source Documents were represented by the Company to be either the original Source Documents, a copy of the original Source Documents, and/or electronic records contained within the Company’s servicing systems. We make no representation regarding the validity or accuracy of these documents or the execution of the Sales Contract by the borrower.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

•
The term “Title Certificate” means a Certificate of Title, Application for Title, Title Holder’s Release Form, Confirmation of Security Interest, Notification of Lien Perfection, Notice of Security Interest, Title Application Receipt, Reassignment of Title, Lien Holder’s Release Form, Electronic Dealer, Rebuilder or Lessor’s Report of Sale or Lease, Guarantee of Title, Lien Entry Form, Application for Vehicle Transaction(s) (VSD190), Application for Certificate of Ownership, Multi-Purpose Application, Application for Vehicle Transaction(s), Application for Dealer Assignment, Vehicle Application, Copy of Application for Registration, Vehicle Dealer Temporary Permit Certificate of Fact for Address Verification, Direct Lien Filing, and/or Notice of Lien Application provided by the Company.

•
The term “Titling Trust Owners Schedule” means electronic mail correspondence provided by the Company on July 29, 2021, containing titling company names and abbreviations that are acceptable variations of “Exeter Finance LLC.”

•	The term “Application for Financing” means the Credit Application, Credit Bureau Report, Truth-in Lending Disclosure Statement, and/or Agreement to Provide Insurance provided by the Company.
•	The term “Provided Information” means the Source Documents, Title Certificate, Titling Trust Owners Schedule, and Application for Financing.
The procedures we were instructed by the Company to perform and the associated findings are as follows:
A.
We randomly selected a sample of 150 Loans from the Data File (the “Selected Loans”). A listing of the Selected Loans is attached hereto as Exhibit A. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Loans we were instructed to randomly select from the Data File.

B.
For each Selected Loan, we compared the specified attributes listed below to the corresponding information included in the Source Documents. The Specified Parties indicated that the absence of any of the information in the Source Documents or the inability to agree the indicated information from the Data File to the Source Documents for each of the attributes, constituted an exception.  The Source Documents are listed in the order of priority.

Attribute	Source Document(s)
Vehicle Identification Number (VIN)	Sales Contract, Shaw Loan Operating System
Origination Date	Sales Contract, Shaw Loan Operating System
Original Monthly P&I Payment	Sales Contract, Shaw Loan Operating System
Original Amount Financed	Sales Contract, Shaw Loan Operating System
Original Term to Maturity	Sales Contract, Shaw Loan Operating System
Annual Percentage Rate (APR)	Sales Contract, Shaw Loan Operating System
Model Type (New/Used)	Sales Contract, CALMS
Vehicle Model Year	Sales Contract, CALMS
Vehicle Make	Sales Contract, CALMS
Vehicle Model (excluding trim or engine type)	Sales Contract, CALMS
Borrower State (current)	Sales Contract, Shaw Loan Operating System

Attribute	Source Document(s)
FICO Score	CALMS
Custom Score	CALMS

C.	For each Selected Loan, we read the Sales Contract and found that both the borrower’s address and seller’s address were located within the United States.
D.	For each Selected Loan, we were provided access to CALMS and the Global Search System and observed the existence of the following:
i)	the underwriting overview screen with a credit approval notation;
ii)	an electronic copy of the Title Certificate listing the Company or a titling company name from the Titling Trust Owners Schedule as the security interest holder of the vehicle; and,
iii)	an electronic copy of an Application for Financing. For the purpose this procedure, the Company informed us that the Application for Financing is not required to be dated.
We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.
We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.
The procedures performed were applied based on the information included in the Data File and Provided Information without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Loans, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.
The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Loan being securitized, (iii) the compliance of the originator of the Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Loans that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).
The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.
/s/ KPMG LLP
Irvine, California
August 6, 2021

Exhibit A
Selected Loan Number	Application Number	Selected Loan Number	Application Number	Selected Loan Number	Application Number
1	98546554	30	97798476	59	97966885
2	97157381	31	98846376	60	96707915
3	99047659	32	99088957	61	97048191
4	98207948	33	54881229	62	99847303
5	97829646	34	98082302	63	98808094
6	98760570	35	95779934	64	99636203
7	97808354	36	92869650	65	96140610
8	97561912	37	97106784	66	96229258
9	57265113	38	97181848	67	96119677
10	97021031	39	99357292	68	98176539
11	97166674	40	97868714	69	96634582
12	94219328	41	100488637	70	98566725
13	97230026	42	95921327	71	99662231
14	95426006	43	99419573	72	94106449
15	100109482	44	98517536	73	97873751
16	97706398	45	94476120	74	100271222
17	99447605	46	97466865	75	98438755
18	95190962	47	98147665	76	97788649
19	96299018	48	58110963	77	96270420
20	96253764	49	98546182	78	97829845
21	99727605	50	99248504	79	99131188
22	99638345	51	93559386	80	97360196
23	97847768	52	96158454	81	96610934
24	75442765	53	57259279	82	97846835
25	56198529	54	95781616	83	98226534
26	98007903	55	100077133	84	96567929
27	55926980	56	95128666	85	57320590
28	99936874	57	93816497	86	99677655
29	97372111	58	96621165	87	96520267
A-1

Selected Loan Number	Application Number	Selected Loan Number	Application Number	Selected Loan Number	Application Number
88	99966826	109	56567149	130	97666355
89	94920602	110	99828689	131	98787352
90	99617829	111	96426759	132	56949366
91	75111577	112	98806305	133	93808084
92	98639407	113	97406032	134	98059882
93	96325014	114	97259669	135	56773377
94	95129036	115	97626135	136	98978017
95	99401708	116	99938374	137	92867364
96	96930070	117	58313016	138	96988023
97	99140606	118	99199051	139	96957001
98	99109188	119	96618807	140	97183228
99	98276867	120	95058218	141	96558044
100	91936748	121	98668556	142	97439928
101	99327521	122	98557104	143	97658247
102	99960004	123	97841441	144	97219000
103	96634644	124	99348428	145	100026909
104	92649099	125	99067862	146	99117792
105	98089301	126	97956023	147	99929396
106	98081663	127	96279426	148	97509448
107	56937426	128	96016586	149	100288127
108	97768854	129	95787419	150	98818646

A-2